Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Unrealized gains on marketable securities, net of tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Issuance of Series D convertible preferred stock, net of issuance costs of $43			$ 43		$ 245	$ 150